Commitments and contingencies (Details Textual) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 08, 2017	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Repayment of Indemnifications Received From Hoegh Lng			$ 1,056	$ 0	$ 1,056	$ 0	$ 1,500
Capital Improvements Expect to Incur costs for Future								$ 1,200	$ 1,800
Proceeds from Insurance Settlement, Operating Activities					1,100
Contract with Customer Liability Recognition Of Deferred Revenue					1,000
Capital improvements and maintenance incurred			$ 1,500		$ 1,500
Corporate Joint Venture [Member]
Loss Contingency, Estimate of Possible Loss	$ 58,000
Gross Amount Of Aribitration Claim Liability	$ 52,000
Loss Contingency, Accrual, Current				23,700		23,700
Egypt Co [Member]
Other General Expense						500
Höegh LNG [Member]
Indemnification Under Technical Issues							500
Contract with Customer, Liability, Revenue Recognized		$ 1,500
Indemnifications Under Omnibus Agreement				1,100		1,600	$ 1,600
Repayment of Indemnifications Received From Hoegh Lng		$ 2,500
Loss Contingency Accrual				$ 11,900		$ 11,900
Loss Contingency, Damages Sought					Depending on interpretations of the contractual provisions including exclusions to the performance standards and based upon currently available information, it is estimated that the Partnership’s 50% share of the excess boil-off claim could range from zero or negligible amounts to approximately $29 million.
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					50.00%